WRL FREEDOM SELECTSM
					  VARIABLE ANNUITY

					   Issued Through
				   WRL SERIES ANNUITY ACCOUNT
						  By
			WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated November 12, 2002 to Prospectus Dated May 1, 2002 as Supplemented November 1, 2002

Please use this supplement with the WRL Freedom SelectSM prospectus dated May 1, 2002, as supplemented November 1, 2002. Please read it carefully and keep it with your May 1, 2002 prospectus, as supplemented November 1, 2002, for future reference.

Effective November 12, 2002, AEGON/Transamerica Series Fund, Inc.
offers one new investment option under this Contract.

As a result of the foregoing portfolio addition, the prospectus is amended in the following respects:

*	The first sentence of the second paragraph on the front page
	is amended to read as follows:

	You can put your money into 44 investment choices: a fixed account and 43 subaccounts of the WRL Series
	Annuity Account.

* All other references to 42 subaccounts or portfolios appearing elsewhere in the prospectus is amended to refer to 43.

* The following information is added alphabetically to the tables on the front page and on page 4:

	Janus Global

*	The Annuity Contract Fee Table on page 8 is amended as follows:


Portfolio		Management	  Other	Rule 12b-1	  Total Portfolio
			   Fees	 Expenses	   Fees	  Annual Expenses
Janus Global 	0.80%		0.15%		N/A			0.95%

* The following information is added to the table under footnote
	7 on page 9:

			Expense	Reimbursement	Expense Ratio
			Limit		Amount		Without Reimbursement
Janus Global	1.00%		N/A				N/A

* The following information is added to the table on page 11 under
	Examples:




 Subaccounts	If You Surrender, Annuitize* or Remain Invested
			in the Contract at the End of the Applicable Time Period

 WRL Janus Global		1 Year 	3 Years 	5 Years 	10 Years
				$24		$74		$128		$281

* The following information is added alphabetically to the table on page 19 under Investment Choices:

Portfolio		Investment Objective	    Adviser or Sub-Adviser
Janus Global 	Seeks long-term growth 	   Janus Capital Management LLC
			Of capital in a manner
			consistent with the
			preservation of capital.

* The following information is added to the table in Appendix B on page 40:

			1 Year   5 Years   10 Years   Inception of   Subaccount
			 Ended    Ended     Ended    The Subaccount   Inception
Subaccount	     12/31/01  12/31/01  12/31/01   to 12/31/01       Date(2)
WRL Janus Global (23.35%)  10.22%      N/A        14.53%        12/03/1992






AG00338-11/2002



This Prospectus Supplement must be accompanied by the WRL Freedom
SelectSM Prospectus dated May 1, 2002, as supplemented November 1, 2002